SCHEDULE OF ACCRUALS AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accrued post-employment and termination benefits - current portion	$ 8,134	$ 8,809
Nonrelated Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Payroll payable	6,294	6,876
Accrued post-employment and termination benefits - current portion	8,134	8,809
Business and other taxes payable	620	456
Accrued expenses	17,800	18,362
Other payable secured by acceptance draft	405	3,525
Other payable	12,484	9,400
Total	$ 45,737	$ 47,428